Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

February 29, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Event LLC File Nos. 333-169562; 811-10479

Ladies and Gentlemen,

On behalf of O'Connor Fund of Funds:  Event LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 1 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 16 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially identical to the definitive versions of the prospectus and SAI filed pursuant to Rule 497 under the 1933 Act on May 6, 2011 (Reg. No. 333-169562), except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on May 6, 2011.

We propose to file an additional amendment to the Registration Statement on or before April 15, 2012 following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended December 31, 2011 and complete other omitted data, and seek effectiveness as of May 1, 2012.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik